Share-based payment (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 04, 2017	Oct. 30, 2015
Share-based payment (Details) [Line Items]
Vesting value per share (in Dollars per share)	$ 1,005.85	$ 1,005.85
Shares issued	617,880	617,880	617,880		2,600
Fair value repurchased (in Dollars)		$ 7,974
Issued and outstanding		53,319	53,319	53,319
Series B2 Preferred [Member]
Share-based payment (Details) [Line Items]
Stock options value per share (in Dollars per share)						$ 366
Fair market value percent						70.00%
Share repurchased		10,644
Deposit liability (in Dollars)		$ 21,792	$ 21,792	$ 21,792
Series B2 Preferred [Member] | Maximum [Member]
Share-based payment (Details) [Line Items]
Stock options value per share (in Dollars per share)		$ 366
Series B2 Preferred [Member]
Share-based payment (Details) [Line Items]
Shares issued						79,107
Stock options value per share (in Dollars per share)						$ 366
Deposit liability (in Dollars)	$ 21,792
Legally shares issued and outstanding	53,319	53,319